Risk Management (Details) - Schedule of Financial Assets and Associated Collateral - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	$ 714,397	$ 596,720
Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	40,932,880	41,323,844
Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(1,222,458)	(1,192,690)
Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	43,874,225	44,174,339
Collateral	28,253,475	28,408,662
Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	15,620,750	15,765,677
Credit Risk | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(1,254,584)	(1,211,079)
Interbank loans | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	68,178	31,283
Interbank loans | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(2)	(1)
Interbank loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	68,178	31,283
Collateral	39,128	11
Interbank loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	29,050	31,272
Interbank loans | Credit Risk | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(2)	(1)
Commercial loans | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	16,232,191	16,696,805
Commercial loans | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(222,974)	(235,103)
Commercial loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	17,363,835	17,821,154
Collateral	10,172,100	10,014,312
Commercial loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	7,191,735	7,806,842
Commercial loans | Credit Risk | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(640,406)	(685,403)
Mortgage loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	17,443,563	17,559,769
Collateral	17,167,022	17,367,966
Mortgage loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	276,541	191,803
Mortgage loans | Credit Risk | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(249,453)	(226,370)
Consumer Loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	6,057,304	5,911,638
Collateral	534,442	558,906
Consumer Loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	5,522,862	5,352,732
Consumer Loans | Credit Risk | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(332,597)	(280,916)
Contingent loans exposure | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	2,941,345	2,850,495
Collateral	340,783	467,467
Contingent loans exposure | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	2,600,562	2,383,028
Contingent loans exposure | Credit Risk | Impairment on debt financial instruments
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	$ (32,126)	$ (18,389)